Document and Entity Information	Jul. 26, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001841800
Document Type	8-K
Document Period End Date	Jul. 26, 2023
Entity Registrant Name	Nogin, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40682
Entity Tax Identification Number	86-1370703
Entity Address, Address Line One	1775 Flight Way STE 400
Entity Address, City or Town	Tustin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92782
City Area Code	(949)
Local Phone Number	222-0209
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	NOGN
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	NOGNW
Security Exchange Name	NASDAQ